Significant Events - Skookumchuck Wind Energy Facility (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) MW	Dec. 31, 2019 CAD ($) MW	Nov. 01, 2019 MMcf	Dec. 17, 2018 MMcf
Skookumchuck Wind Energy Facility
Investment [Line Items]
Proportion of ownership interest in joint operation	49.00%
Capacity of facility (in megawatts) | MW	136.8	136.8
Skookumchuck Wind Energy Facility | Minimum
Investment [Line Items]
Payments for development project expenditure	$ 150
Skookumchuck Wind Energy Facility | Maximum
Investment [Line Items]
Payments for development project expenditure	160
Tidewater Brazeau River Pipeline | Tidewater
Investment [Line Items]
Payments for development project expenditure	$ 83	$ 100
Future option to acquire pipeline, ownership percentage				50.00%
Natural gas pipeline capacity (mmcf) | MMcf			130	50